Financial Instruments (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	$ 3,977	$ 3,939
Loans to consumers [member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,595	1,685
Other receivables [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	500	510
Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	2,550	2,769
Level 1 [Member] | Loans to consumers [member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Level 1 [Member] | Other receivables [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets		10
Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,427	1,170
Level 3 [Member] | Loans to consumers [member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,595	1,685
Level 3 [Member] | Other receivables [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	500	500
Safe Foods Inc shares [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1	4
Safe Foods Inc shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1	4
Safe Foods Inc shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Maris-Tech Ltd shares [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	150	107
Maris-Tech Ltd shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	150	107
Maris-Tech Ltd shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Maris-Tech Ltd warrants [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	9	12
Maris-Tech Ltd warrants [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Maris-Tech Ltd warrants [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	9	12
Tondo Smart Ltd shares [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	91	106
Tondo Smart Ltd shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	91	106
Tondo Smart Ltd shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Safee shares [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	400	400
Safee shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Safee shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	400	400
SciSparc shares [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	3	83
SciSparc shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	3	83
SciSparc shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Polyrizon warrants [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	289	105
Polyrizon warrants [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Polyrizon warrants [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	289	105
Jeffs’ Brands warrants [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	86
Jeffs’ Brands warrants [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	8
Jeffs’ Brands warrants [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	78
Jeffs’ Brands shares [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	125
Jeffs’ Brands shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	125
Jeffs’ Brands shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Elbit Imaging Ltd shares [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	405	468
Elbit Imaging Ltd shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	405	468
Elbit Imaging Ltd shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Hydreight Technologies Inc shares [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	74	104
Hydreight Technologies Inc shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	74	104
Hydreight Technologies Inc shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Clearmind Medicine Inc warrants [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1	3
Clearmind Medicine Inc warrants [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Clearmind Medicine Inc warrants [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1	3
Clearmind Medicine Inc shares [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	13	21
Clearmind Medicine Inc shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	13	21
Clearmind Medicine Inc shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Metagramm shares [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	250	250
Metagramm shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Metagramm shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	250	250
Colugo Systems Ltd shares [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	400	400
Colugo Systems Ltd shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Colugo Systems Ltd shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	400	400
Bubbles Intergroup Ltd shares [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	103	98
Bubbles Intergroup Ltd shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	103	98
Bubbles Intergroup Ltd shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Automax Ltd warrants [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	6	6
Automax Ltd warrants [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	6	6
Automax Ltd warrants [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Automax Ltd shares [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	175	324
Automax Ltd shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	175	324
Automax Ltd shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Elbit Medical Technologies Ltd shares [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	7	12
Elbit Medical Technologies Ltd shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	7	12
Elbit Medical Technologies Ltd shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Parazero shares [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,389	1,436
Parazero shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,389	1,436
Parazero shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Loan to Revoltz [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	62	62
Loan to Revoltz [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Loan to Revoltz [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	62	62
Loan to Polyrizon [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets		78
Loan to Polyrizon [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Loan to Polyrizon [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets		78
Loan to Zig Miami 54 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,533	1,545
Loan to Zig Miami 54 [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Loan to Zig Miami 54 [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,533	1,545
Shares receivable from the Amendment of the Buffalo Agreement [Member] | Other receivables [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	500	510
Shares receivable from the Amendment of the Buffalo Agreement [Member] | Level 1 [Member] | Other receivables [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets		10
Shares receivable from the Amendment of the Buffalo Agreement [Member] | Level 3 [Member] | Other receivables [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	$ 500	$ 500